CERTIFICATION UNDER RULE 497(c)


December 28, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Symetra Resource Variable Account B ("Registrant")
	1933 Act File No. 33-69600
        1940 Act File No. 811-4716



Commissioners:

Attached for filing, pursuant to Rule 497(c) of the Securities
Act of 1933, as amended, is a copy of the above referenced
Registrant's Supplement dated December 30, 2005.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Counsel

Attachment: Supplement dated December 30, 2005

                    Supplement to Spinnaker Plus Prospectus
                       Supplement dated December 30, 2005
              to Prospectus dated December 1, 2004, as supplemented

     As we previously informed you, Safeco Resources Series Trust (RST) was merged into Pioneer Variable Contracts Trust (Pioneer VCT) on December 10, 2004. On that date, the existing assets in the RST Portfolios were merged into the designated Portfolios of the Pioneer VCT. On or about December 1, 2004, we closed all RST Portfolios to new contributions. The following chart sets out the Portfolios of Safeco RST and the corresponding Portfolios of Pioneer VCT that they were merged into:


        Safeco RST					       Pioneer VCT
-------------------------------------------------------------------------------------------------

Safeco RST Growth Opportunities Portfolio     Pioneer Growth Opportunities VCT Portfolio - Class I
Safeco RST Core Equity Portfolio              Pioneer Fund VCT Portfolio - Class I
Safeco RST Small-Cap Value Portfolio          Pioneer Small Cap Value II VCT Portfolio - Class I
Safeco RST Multi-Cap Core Portfolio           Pioneer Mid Cap Value VCT Portfolio - Class I
Safeco RST Bond Portfolio                     Pioneer Bond VCT Portfolio - Class I
Safeco RST Money Market Portfolio             Pioneer Money Market VCT Portfolio - Class I




     As of the merger date, the Pioneer VCT Class I Portfolios listed above (as successors to the RST Portfolios) continued to be closed to any new investment by you. Effective December 30, 2005, these Pioneer VCT Class I Portfolios will now be available for new contributions or transfers. However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT
Class I Portfolio until December 30, 2005.

     Contacting Symetra. If you have any questions, you can contact a Symetra Financial Client Services Representative at (877)796-3872. You can also use our website at www.Symetra.com.

     BEFORE INVESTING OR CHANGING YOUR INVESTMENTS, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE PORTFOLIOS. THIS AND OTHER INFORMATION IS CONTAINED IN THE CONTRACT PROSPECTUS AND THE PORTFOLIO PROSPECTUSES. PLEASE CONTACT US OR YOUR REGISTERED REPRESENTATIVE FOR FREE COPIES OF THE PROSPECTUSES AND READ THEM CAREFULLY BEFORE INVESTING.

     The following information is being provided to update your contract prospectus for the Pioneer VCT Portfolios listed above.

                                                                                                               Net Total
                                                                                                                Annual
                                                                                                               Portfolio
                                                                                              Contractual      Operating
                                       Management Distribution    Other       Total Annual     Expense       Expenses (After
                                          Fees      Service      Expenses      Portfolio       Waiver or      any reimbursement
                                                  (12b-1) Fees                 Operating      Reimbursement    and waiver
                                                                                Expenses                        agreements)
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities            0.74%	      None	  0.06%		  0.80%	      -0.01%	        0.79%
VCT Portfolio--Class I Shares(1)(2)

Pioneer Fund VCT Portfolio--	        0.65%         None	  0.06%           0.71%           -             0.71%
Class I Shares (1)

Pioneer Small Cap Value II VCT          0.75%         None	  0.26%           1.01%           -             1.01%
Portfolio--Class I Shares (1)(2)

Pioneer Mid Cap Value VCT               0.65%         None	  0.07%           0.72%           -             0.72%
Portfolio--Class I Shares (1)

Pioneer Bond VCT Portfolio--            0.50%         None	  0.23%           0.73%       -0.11%            0.62%
Class I Shares (1)(2)

Pioneer Money Market VCT                0.50%         None	  0.24%           0.74%           -             0.74%
Portfolio--Class I Shares (1)

(1) This Portfolio is only available if you have been continously invested in it since November 30,2004.

(2) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio),
0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

     The following table should be added to the Table of Variable Investment Options on Page 14.

                              THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                  CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

PORTFOLIO NAME						INVESTMENT OBJECTIVE				INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
--------------------------------
Pioneer Growth Opportunities 			Growth of capital.				Pioneer Investment Management, Inc.
VCT Portfolio--Class I Shares

Pioneer Fund VCT Portfolio--		        Reasonable income and capital growth.		Pioneer Investment Management, Inc.
Class I Shares

Pioneer Small Cap Value II VCT    		Capital growth.					Pioneer Investment Management, Inc.
Portfolio--Class I Shares

Pioneer Mid Cap Value VCT			Capital appreciation by investing in a 		Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			diversified portfolio of securities
						consisting primarily of common stocks.

Pioneer Bond VCT Portfolio-- 			To provide current income from an in- 		Pioneer Investment Management, Inc.
Class I Shares 					vestment grade portfolio with due regard
						to preservation of capital and prudent
						investment risk.

Pioneer Money Market VCT  			To invest in high-quality short-term    	Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			securities for current income consistent
						with preserving capital and providing
						liquidity.


                             The following table should be added to Appendix B on page B-1.


			     2004      2003      2002      2001      2000     1999       1998      1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO  -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $13.910

December 31 value         $45.629   $37.828   $26.837   $43.664   $37.163   $40.161   $38.556 	 38.410   $26.928 $20.668
December 31 units       2,264,792 2,497,956 2,745,739 2,941,540	2,911,857 2,830,645 3,132,646 2,188,705	1,244,669 479,054

PIONEER FUND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $24.528
December 31 value	  $48.628   $45.793   $37.216   $50.938   $57.012   $64.812   $60.124 	$48.808   $39.633 $32.209
December 31 units	2,039,802 2,331,666 2,530,004 2,838,522	2,942,162 3,069,975 2,488,385 1,868,135	1,055,113 438,184

PIONEER SMALL CAP VALUE II VCT PORTFOLIO -- CLASS I SHARES
May 1 value  (initial public offering)                                                          $10.000
December 31 value	  $20.218   $16.764   $11.906 	$12.651   $10.589   $11.426   $10.040 	$12.731
December 31 units	  862,713   846,355   741,022	586,117	  496,362   455,130   458,821	246,308

PIONEER MID CAP VALUE  VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $10.073
December 31 value	  $21.487   $18.911   $13.184 	$17.573   $19.974   $23.810   $15.611 	$15.388   $11.905  $10.737
December 31 units	  952,685 1,105,214 1,178,069 1,299,715	1,435,019   846,780   653,977	445,999	  146,690   58,302

PIONEER BOND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering) $16.217
December 31 value	  $25.080   $24.561   $24.116 	$22.688   $21.447   $19.452   $20.536 	$19.130    $17.915 $18.045
December 31 units         327,632   394,317   436,150	421,008	  326,834   336,578   331,330	164,114	   112,876  35,531

PIONEER MONEY MARKET VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994 value (initial public offering) $13.526
December 31 value	  $17.310   $17.434   $17.592 	$17.572   $17.169   $16.457   $15.951 	 $15.413   $14.874 $14.370
December 31 units	  366,057   368,753   404,945	458,766	  359,908   605,455   764,549	 469,011   251,704  98,132





                Supplement to Spinnaker Plus Prospectus
                  Supplement dated December 30, 2005
         to Prospectus dated December 1, 2004, as supplemented

     As we previously informed you, Safeco Resources Series Trust (RST) was merged into Pioneer Variable Contracts Trust (Pioneer VCT) on December 10, 2004. On that date, the existing assets in the RST Portfolios were merged into the designated Portfolios of the Pioneer VCT. On or about December 1, 2004, we closed all RST Portfolios to new contributions. The following chart sets out the Portfolios of Safeco RST and the corresponding Portfolios of Pioneer VCT that they were merged into:


        Safeco RST					       Pioneer VCT
-------------------------------------------------------------------------------------------------

Safeco RST Growth Opportunities Portfolio     Pioneer Growth Opportunities VCT Portfolio - Class I
Safeco RST Core Equity Portfolio              Pioneer Fund VCT Portfolio - Class I
Safeco RST Small-Cap Value Portfolio          Pioneer Small Cap Value II VCT Portfolio - Class I
Safeco RST Multi-Cap Core Portfolio           Pioneer Mid Cap Value VCT Portfolio - Class I
Safeco RST Bond Portfolio                     Pioneer Bond VCT Portfolio - Class I
Safeco RST Money Market Portfolio             Pioneer Money Market VCT Portfolio - Class I



     As of the merger date, the Pioneer VCT Class I Portfolios listed above (as successors to the RST Portfolios) continued to be closed to any new investment by you. Effective December 30, 2005, these Pioneer VCT Class I Portfolios will now be available for new contributions or transfers. However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT Class
I Portfolio until December 30, 2005.

     When we notified you of the closing and subsequent merger of RST, you were informed that if you made additional contributions to your contract, we would automatically allocate them to Portfolios we had selected other than the Pioneer VCT Portfolios listed above, unless you instructed us otherwise. We did not receive such instructions from you and therefore your contributions were allocated to the Portfolios we had selected.
Because we did not receive your affirmative consent to allocate your contributions to the Portfolios we selected, WE HAVE NOW DETERMINED TO REALLOCATE SUCH CONTRIBUTIONS RECEIVED SUBSEQUENT TO NOVEMBER 30, 2004,
TO THE PIONEER VCT CLASS I PORTFOLIOS THAT BECAME THE SUCCESSOR TO THE
RST PORTFOLIO (AS NOTED ABOVE). TO ACCOMPLISH THIS, UNLESS YOU INSTRUCT US OTHERWISE, ON FEBRUARY 24, 2006, WE WILL TRANSFER ANY ADDITIONAL CONTRIBUTIONS YOU MADE SINCE DECEMBER 1, 2004 THAT SHOULD HAVE BEEN
ALLOCATED TO THE PIONEER VCT CLASS I PORTFOLIOS THAT BECAME THE SUCCESSORS TO THE RST PORTFOLIOS YOU WERE INVESTED IN ON NOVEMBER 30, 2004 TO SUCH PIONEER VCT CLASS I PORTFOLIO.

     It is possible that, as a result of our allocation method in effect for new contributions, you could have gained or lost money over what you would have earned had we not implemented our allocation method. If you gained money over what you would have earned, that gain will remain in your contract. If there is a loss, we will make up the difference. This will be done by comparing what your account value would have been had your subsequent contributions since December 1, 2004 been invested in the appropriate
Pioneer VCT Class I Portfolio as compared to what your account value actually is worth on February 24, 2006. If there was a transfer or a withdrawal before February 24, 2006, we will make such comparisons using the transfer or withdrawal date. For contract owners who withdrew all of their account values from their contracts and who lost money as a result of our allocation method, we will make up any loss so long as the loss is at least $10 per Portfolio. The following is an example of how this will work for a contract owner who lost money as a result of our allocation method:

     Contract Owner A was invested in the Safeco RST Core Equity Portfolio on November 30, 2004. On December 10, 2004, Contract Owner A became an investor in Pioneer Fund VCT Portfolio -- Class I as a result of the merger. On June 1, 2005, Contract Owner A made a new contribution to her contract, and because she did not instruct us otherwise, her contribution was put into the Pioneer Equity Income VCT Portfolio -- Class II and not the Pioneer Fund VCT Portfolio -- Class I. To determine whether Contract Owner A had a loss or a gain as a result of our allocation method, we will determine what the additional contribution would be worth as of February 24, 2006. We will use the Accumulation Unit value for the Pioneer Fund VCT Portfolio -- Class
     I as of February 24, 2006, and assume the new contribution was made into the Pioneer Fund VCT Portfolio -- Class I on June 1, 2005, and compare that result with what the additional contribution is actually worth as of February 24, 2006, in the Pioneer Equity Income VCT Portfolio -- Class II. If the value is less, we will add the amount of loss to the account value when we move Contract Owner A's contract value from the Pioneer Equity Income VCT Portfolio Class II to the Pioneer Fund
     VCT Portfolio -- Class I. If the value is more, it will remain in Contract Owner A's contract.

We will be making the reallocations described above on or about February 24, 2006.If you do not want to have your account value reallocated in this fashion, you need to contact us and provide us with instructions. You can elect to have your account value as well as any new contributions allocated to any of the currentinvestment options, as well as the Pioneer VCT Class
I Portfolios listed above.However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT Class I Portfolio until December 30, 2005. If you have any questions, you should contact your Registered Representative or Symetra.

     Contacting Symetra. If you have any questions, you can contact a Symetra Financial Client Services Representative at (877)796-3872. You can also use our website at www.Symetra.com.

     BEFORE INVESTING OR CHANGING YOUR INVESTMENTS, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE PORTFOLIOS. THIS AND OTHER INFORMATION IS CONTAINED IN THE CONTRACT PROSPECTUS AND THE PORTFOLIO PROSPECTUSES. PLEASE CONTACT US OR YOUR REGISTERED REPRESENTATIVE FOR FREE COPIES OF THE PROSPECTUSES AND READ THEM CAREFULLY BEFORE INVESTING.

     The following information is being provided to update your contract prospectus for the Pioneer VCT Portfolios listed above.

                                                                                                               Net Total
                                                                                                                Annual
                                                                                                               Portfolio
                                                                                              Contractual      Operating
                                       Management Distribution    Other       Total Annual     Expense       Expenses (After
                                          Fees      Service      Expenses      Portfolio       Waiver or      any reimbursement
                                                  (12b-1) Fees                 Operating      Reimbursement    and waiver
                                                                                Expenses                        agreements)
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities            0.74%	      None	  0.06%		  0.80%	      -0.01%	        0.79%
VCT Portfolio--Class I Shares(1)(2)

Pioneer Fund VCT Portfolio--	        0.65%         None	  0.06%           0.71%           -             0.71%
Class I Shares (1)

Pioneer Small Cap Value II VCT          0.75%         None	  0.26%           1.01%           -             1.01%
Portfolio--Class I Shares (1)(2)

Pioneer Mid Cap Value VCT               0.65%         None	  0.07%           0.72%           -             0.72%
Portfolio--Class I Shares (1)

Pioneer Bond VCT Portfolio--            0.50%         None	  0.23%           0.73%       -0.11%            0.62%
Class I Shares (1)(2)

Pioneer Money Market VCT                0.50%         None	  0.24%           0.74%           -             0.74%
Portfolio--Class I Shares (1)

(1) This Portfolio is only available if you have been continously invested in it since November 30,2004.

(2) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio),
0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

     The following table should be added to the Table of Variable Investment Options on Page 14.

                              THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                  CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

PORTFOLIO NAME						INVESTMENT OBJECTIVE				INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
--------------------------------
Pioneer Growth Opportunities 			Growth of capital.				Pioneer Investment Management, Inc.
VCT Portfolio--Class I Shares

Pioneer Fund VCT Portfolio--		        Reasonable income and capital growth.		Pioneer Investment Management, Inc.
Class I Shares

Pioneer Small Cap Value II VCT    		Capital growth.					Pioneer Investment Management, Inc.
Portfolio--Class I Shares

Pioneer Mid Cap Value VCT			Capital appreciation by investing in a 		Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			diversified portfolio of securities
						consisting primarily of common stocks.

Pioneer Bond VCT Portfolio-- 			To provide current income from an in- 		Pioneer Investment Management, Inc.
Class I Shares 					vestment grade portfolio with due regard
						to preservation of capital and prudent
						investment risk.

Pioneer Money Market VCT  			To invest in high-quality short-term    	Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			securities for current income consistent
						with preserving capital and providing
						liquidity.


                             The following table should be added to Appendix B on page B-1.


			     2004      2003      2002      2001      2000     1999       1998      1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO  -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $13.910

December 31 value         $45.629   $37.828   $26.837   $43.664   $37.163   $40.161   $38.556 	 38.410   $26.928 $20.668
December 31 units       2,264,792 2,497,956 2,745,739 2,941,540	2,911,857 2,830,645 3,132,646 2,188,705	1,244,669 479,054

PIONEER FUND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $24.528
December 31 value	  $48.628   $45.793   $37.216   $50.938   $57.012   $64.812   $60.124 	$48.808   $39.633 $32.209
December 31 units	2,039,802 2,331,666 2,530,004 2,838,522	2,942,162 3,069,975 2,488,385 1,868,135	1,055,113 438,184

PIONEER SMALL CAP VALUE II VCT PORTFOLIO -- CLASS I SHARES
May 1 value  (initial public offering)                                                          $10.000
December 31 value	  $20.218   $16.764   $11.906 	$12.651   $10.589   $11.426   $10.040 	$12.731
December 31 units	  862,713   846,355   741,022	586,117	  496,362   455,130   458,821	246,308

PIONEER MID CAP VALUE  VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $10.073
December 31 value	  $21.487   $18.911   $13.184 	$17.573   $19.974   $23.810   $15.611 	$15.388   $11.905  $10.737
December 31 units	  952,685 1,105,214 1,178,069 1,299,715	1,435,019   846,780   653,977	445,999	  146,690   58,302

PIONEER BOND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering) $16.217
December 31 value	  $25.080   $24.561   $24.116 	$22.688   $21.447   $19.452   $20.536 	$19.130    $17.915 $18.045
December 31 units         327,632   394,317   436,150	421,008	  326,834   336,578   331,330	164,114	   112,876  35,531

PIONEER MONEY MARKET VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994 value (initial public offering) $13.526
December 31 value	  $17.310   $17.434   $17.592 	$17.572   $17.169   $16.457   $15.951 	 $15.413   $14.874 $14.370
December 31 units	  366,057   368,753   404,945	458,766	  359,908   605,455   764,549	 469,011   251,704  98,132


